Consolidated Balance Sheets (Parentheticals) (FY) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.005	$ 0.005	$ 0.005
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.005	$ 0.005	$ 0.005
Common stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Common stock, shares issued (in shares)	15,468,945	13,376,062	11,298,239
Common stock, shares outstanding (in shares)	15,468,945	13,376,062	11,298,239